Segment Information (Schedule of Net Sales by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 38,076	$ 40,932	$ 53,382
Net sales from discontinued operations	1		692
Total net sales	38,077	$ 40,932	54,074
United States of America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	9,910	11,081	16,462
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	16,119	15,862	22,504
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	1,023	1,721	1,908
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	5,505	3,550	3,813
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	3,501	6,197	5,524
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales from continuing operations	$ 2,018	$ 2,521	$ 3,171